CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended							12 Months Ended					12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Series A,B,C,D,E shares	Mar. 31, 2014 Series A shares	Mar. 31, 2013 Series A shares	Mar. 31, 2014 Series B shares	Mar. 31, 2013 Series B shares	Mar. 31, 2014 Series C shares	Mar. 31, 2014 Series C1 shares	Mar. 31, 2013 Series C1 shares	Mar. 31, 2014 Series C2 shares	Mar. 31, 2013 Series C2 shares	Mar. 31, 2014 Series C3 shares	Mar. 31, 2013 Series C3 shares	Mar. 31, 2014 Series D shares	Mar. 31, 2014 Series D1 shares	Mar. 31, 2013 Series D1 shares	Mar. 31, 2014 Series D2 shares	Mar. 31, 2013 Series D2 shares	Mar. 31, 2014 Series E shares	Mar. 31, 2013 Series E shares	Oct. 16, 2013 Series F shares	Aug. 28, 2013 Series F shares	Oct. 31, 2013 Series F shares	Mar. 31, 2014 Series F shares item	Mar. 31, 2013 Series F shares	Mar. 31, 2014 Series F shares Minimum	Oct. 16, 2013 Class A common shares and Series D1 and D2 preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding				1,094,668	1,094,668	686,368	686,368		794,250	794,250	126,286	126,286	1,024,318	1,024,318		3,488,864	3,538,864	2,072,624	2,307,536	4,289,457	4,289,457				7,204,680	4,654,697
Shares issued																							1,953,499
Issued amount	$ 25,181	$ 45,000																					$ 25,181
Number of shares sold																												596,484
Share price (in dollars per share)																						$ 14.1792						$ 12.0309
Number of shares redesignated to																						596,484
Total sold price																												7,176
Difference amount received due to conversion																								1,281
Interest on preferred shares compounded annually (as a percent)			10.00%
Redemption premium amount recognized upon issuance			26,353
Redemption premium amount																				2,312
Interest in consolidated revenue (as a percent)																											3.00%
Interest in consolidated assets (as a percent)																											3.00%
Restructuring period from expiry condition																									18 months
Period in which restructuring to be completed from date of Restricted Venue Resolution																									2 years
Interest on preferred shares compounded annually in the event of redemption for any event other than the restructuring not being completed and consummation of qualified initial public offering (as a percent)																									10.00%
Interest on preferred shares compounded annually if qualified IPO has not been consummated (as a percent)																									12.00%
Number of votes of the board directors required to approve redemption of preferred shares																									5
Number of votes of the board directors																									9
Interest on preferred shares compounded annually upon issuance of series F preferred stock (as a percent)			10.00%
Redemption premium amount upon issuance of series F	17,763	74,075
Rate of dividend on preferred stock (as a percent)	6.00%
Preferred stock conversion ratio	1
Amount recorded as benefit upon conversion of preferred stock into common shares				$ 0		$ 0		$ 328							$ 0					$ 0					$ 0
Liquidation payment as percentage of original purchase price	100.00%